Dividends	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Dividends [Abstract]
Dividends
1 1 .	DIVIDENDS
No dividend was declared or paid by the Company during the six months ended June 30, 2022 and 2023, nor has any dividend been proposed since the period ended June 30, 2023.
12.	DIVIDENDS
No dividend was declared or paid by the Company during the years ended December 31, 2020, 2021 and 2022, nor has any dividend been proposed since the end of the year ended December 31, 2022.